Current Assets - Prepayments (Tables)	12 Months Ended
Jun. 30, 2021
Current Prepayments [Abstract]
Summary of Current Assets Prepayments

	June 30, 2021	June 30, 2020
		Restated
	US$	US$
R&D Contract Research Organization	12,551,398	—
Insurance	1,820,059	320,521
Other prepayments	14,698	8,630
Total current prepayments	14,386,155	329,151